EMPLOYEE BENEFIT PLANS PART 6 (Details)	12 Months Ended
Dec. 31, 2013
Domestic Equity [Member]
Defined Benefit Plan Assets Target Allocations [Line Items]
Defined Benefit Plan Assets Target Allocations Percentage	38.00%
International Equity [Member]
Defined Benefit Plan Assets Target Allocations [Line Items]
Defined Benefit Plan Assets Target Allocations Percentage	26.00%
High Yield Credit [Member]
Defined Benefit Plan Assets Target Allocations [Line Items]
Defined Benefit Plan Assets Target Allocations Percentage	5.00%
Intermediate Credit [Member]
Defined Benefit Plan Assets Target Allocations [Line Items]
Defined Benefit Plan Assets Target Allocations Percentage	12.00%
Long Credit [Member]
Defined Benefit Plan Assets Target Allocations [Line Items]
Defined Benefit Plan Assets Target Allocations Percentage	14.00%
Real Assets [Member]
Defined Benefit Plan Assets Target Allocations [Line Items]
Defined Benefit Plan Assets Target Allocations Percentage	5.00%